UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q/A
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21674
Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium Opportunity Fund (JSN)
September 30, 2007

Shares	Description				Value

	Common Stocks – 99.6%

	Aerospace & Defense – 2.7%

79,265	Boeing Company				$8,322,032
133,500	Honeywell International Inc.				7,939,245
26,000	Lockheed Martin Corporation				2,820,740
41,700	Northrop Grumman Corporation				3,252,600
46,000	Raytheon Company				2,935,720
107,600	United Technologies Corporation				8,659,648

	Total Aerospace & Defense				33,929,985

	Air Freight & Logistics – 0.6%

97,866	United Parcel Service, Inc., Class B				7,349,737

	Airlines – 0.2%

93,200	AMR Corporation-DEL, (1)				2,077,428

	Automobiles – 0.4%

82,581	General Motors Corporation				3,030,723
35,100	Harley-Davidson, Inc.				1,621,971

	Total Automobiles				4,652,694

	Beverages – 1.3%

176,250	Coca-Cola Company				10,129,088
86,200	PepsiCo, Inc.				6,315,012

	Total Beverages				16,444,100

	Biotechnology – 1.6%

38,253	Amgen Inc., (1)				2,163,972
85,000	Biogen Idec Inc., (1)				5,638,050
44,500	Genentech, Inc., (1)				3,471,890
199,200	Gilead Sciences, Inc., (1)				8,141,304

	Total Biotechnology				19,415,216

	Capital Markets – 3.1%

156,050	Charles Schwab Corporation				3,370,680
26,800	Goldman Sachs Group, Inc.				5,808,632
308,177	JPMorgan Chase & Co.				14,120,670
32,749	Legg Mason, Inc.				2,760,413
132,250	Morgan Stanley				8,331,750
136,400	Waddell & Reed Financial, Inc., Class A				3,686,892

	Total Capital Markets				38,079,037

	Chemicals – 1.7%

63,500	Dow Chemical Company				2,734,310
134,900	E.I. Du Pont de Nemours and Company				6,685,644
41,579	Eastman Chemical Company				2,774,567
72,000	Lubrizol Corporation				4,684,320
26,400	Lyondell Chemical Company				1,223,640
152,650	RPM International, Inc.				3,655,968

	Total Chemicals				21,758,449

	Commercial Banks – 4.3%

485,130	Bank of America Corporation				24,387,485
113,756	Commerce Bancorp, Inc.				4,411,458
30,000	F.N.B. Corporation PA				496,200
11,515	HSBC Holdings PLC, Sponsored ADR				1,066,289
91,300	Lloyds TSB Group PLC, Sponsored ADR				4,059,198
283,700	U.S. Bancorp				9,228,761
41,702	Wachovia Corporation				2,091,355
217,900	Wells Fargo & Company				7,761,598

	Total Commercial Banks				53,502,344

	Commercial Services & Supplies – 1.2%

28,958	Corporate Executive Board Company				2,149,842
88,440	Deluxe Corporation				3,258,130
57,150	Manpower Inc.				3,677,603
49,600	R.R. Donnelley & Sons Company				1,813,376
95,550	Waste Management, Inc.				3,606,057

	Total Commercial Services & Supplies				14,505,008

	Communications Equipment – 6.3%

67,678	ADTRAN, Inc.				1,558,624
880,708	Cisco Systems, Inc., (1)				29,160,242
184,500	Corning Incorporated				4,547,925
55,800	Harris Corporation				3,224,682
243,800	Motorola, Inc.				4,517,614
552,115	QUALCOMM Inc.				23,332,380
125,343	Research In Motion Limited, (1)				12,352,553

	Total Communications Equipment				78,694,020

	Computers & Peripherals – 6.8%

326,030	Apple, Inc., (1)				50,058,642
85,900	Dell Inc., (1)				2,370,840
222,900	EMC Corporation, (1)				4,636,320
317,700	Hewlett-Packard Company				15,818,283
74,117	International Business Machines Corporation (IBM)				8,730,983
57,350	McAfee Inc., (1)				1,999,795
48,028	Network Appliance, Inc., (1)				1,292,433

	Total Computers & Peripherals				84,907,296

	Consumer Finance – 0.3%

33,000	American Express Company				1,959,210
59,442	Discover Financial Services				1,236,394
13,000	Western Union Company				272,610

	Total Consumer Finance				3,468,214

	Containers & Packaging – 0.8%

206,200	Packaging Corp. of America				5,994,234
127,450	Sonoco Products Company				3,846,441

	Total Containers & Packaging				9,840,675

	Diversified Financial Services – 3.5%

56,200	A. G. Edwards, Inc.				4,706,750
1,171	Capitalsource Inc.				23,701
549,300	Citigroup Inc.				25,635,831
11,000	CME Group, Inc.				6,460,850
33,900	Eaton Vance Corporation				1,354,644
126,150	ING Group N.V., Sponsored ADR				5,589,707

	Total Diversified Financial Services				43,771,483

	Diversified Telecommunication Services – 3.7%

745,702	AT&T Inc.				31,550,642
163,538	Citizens Communications Company				2,341,864
13,679	Level 3 Communications Inc., (1)				63,607
110,023	Sprint Nextel Corporation				2,090,437
219,641	Verizon Communications Inc.				9,725,703

	Total Diversified Telecommunication Services				45,772,253

	Electric Utilities – 1.1%

38,400	Ameren Corporation				2,016,000
92,400	Companhia Energetica de Minas Gerais				1,970,892
884	CPFL Energia SA				51,475
113,550	Great Plains Energy Incorporated				3,271,376
92,500	OGE Energy Corp.				3,061,750
118,050	Pepco Holdings, Inc.				3,196,794

	Total Electric Utilities				13,568,287

	Electrical Equipment – 1.3%

52,646	Cooper Industries, Ltd., Class A				2,689,684
161,600	Emerson Electric Co.				8,600,352
46,400	Hubbell Incorporated, Class B				2,650,368
39,000	Rockwell Automation, Inc.				2,710,890

	Total Electrical Equipment				16,651,294

	Electronic Equipment & Instruments – 0.5%

122,860	Gentex Corporation				2,634,118
51,200	Roper Industries Inc.				3,353,600
3,000	Tyco Electronics, Limited, (1)				106,290

	Total Electronic Equipment & Instruments				6,094,008

	Energy Equipment & Services – 2.3%

45,800	Diamond Offshore Drilling, Inc.				5,188,682
35,700	ENSCO International Incorporated				2,002,770
194,500	Halliburton Company				7,468,800
57,216	Patterson-UTI Energy, Inc.				1,291,365
75,000	Schlumberger Limited				7,875,000
77,621	Tidewater Inc.				4,877,704

	Total Energy Equipment & Services				28,704,321

	Food & Staples Retailing – 1.0%

92,506	CVS Caremark Corporation				3,666,013
69,900	Kroger Co.				1,993,548
33,114	SUPERVALU INC.				1,291,777
21,174	Walgreen Co.				1,000,260
96,014	Wal-Mart Stores, Inc.				4,191,011

	Total Food & Staples Retailing				12,142,609

	Food Products – 1.0%

153,214	Kraft Foods Inc.				5,287,415
61,000	Monsanto Company				5,230,140
90,000	Sara Lee Corporation				1,502,100

	Total Food Products				12,019,655

	Gas Utilities – 0.9%

24,400	AGL Resources Inc.				966,728
149,850	Atmos Energy Corporation				4,243,752
122,400	Nicor Inc.				5,250,960
22,569	Piedmont Natural Gas Company				566,256

	Total Gas Utilities				11,027,696

	Health Care Equipment & Supplies – 0.5%

83,900	Baxter International Inc.				4,721,892
875	Covidien Limited, (1)				36,313
35,700	Hillenbrand Industries				1,964,214

	Total Health Care Equipment & Supplies				6,722,419

	Health Care Providers & Services – 0.9%

49,762	Aetna Inc.				2,700,584
7,100	AmericGroup Corporation, (1)				244,808
39,826	Coventry Health Care, Inc., (1)				2,477,575
70,244	Health Management Associates Inc.				487,493
43,000	Mentor Corporation				1,980,150
22,600	UnitedHealth Group Incorporated				1,094,518
22,400	Wellpoint Inc., (1)				1,767,808

	Total Health Care Providers & Services				10,752,936

	Hotels, Restaurants & Leisure – 1.6%

68,500	International Game Technology				2,952,350
218,400	McDonald’s Corporation				11,896,248
43,343	Starwood Hotels & Resorts Worldwide, Inc.				2,633,087
15,200	Wynn Resorts Ltd				2,394,912

	Total Hotels, Restaurants & Leisure				19,876,597

	Household Durables – 1.0%

184,850	Newell Rubbermaid Inc.				5,327,377
44,700	Stanley Works				2,509,011
52,780	Whirlpool Corporation				4,702,698

	Total Household Durables				12,539,086

	Household Products – 1.6%

59,100	Colgate-Palmolive Company				4,215,012
229,375	Procter & Gamble Company				16,134,238

	Total Household Products				20,349,250

	Industrial Conglomerates – 3.1%

9,932	3M Co.				929,437
850,058	General Electric Company				35,192,400
57,800	Genuine Parts Company				2,890,000

	Total Industrial Conglomerates				39,011,837

	Insurance – 1.7%

43,400	Allstate Corporation				2,482,046
90,384	American International Group, Inc.				6,114,478
118,050	Arthur J. Gallagher & Co.				3,419,909
53,486	Fidelity National Title Group Inc., Class A				934,935
105,900	Marsh & McLennan Companies, Inc.				2,700,450
35,150	Mercury General Corporation				1,895,640
81,750	Unitrin, Inc.				4,053,983

	Total Insurance				21,601,441

	Internet & Catalog Retail – 0.6%

66,150	Amazon.com, Inc., (1)				6,161,873
47,134	IAC/InterActiveCorp., (1)				1,398,466

	Total Internet & Catalog Retail				7,560,339

	Internet Software & Services – 3.1%

2,500	Baidu.com, Inc., (1)				724,125
255,344	Earthlink, Inc., (1)				2,022,324
133,708	eBay Inc., (1)				5,217,286
41,698	Google Inc., Class A, (1)				23,654,024
265,070	United Online, Inc.				3,978,701
121,390	Yahoo! Inc., (1)				3,258,108

	Total Internet Software & Services				38,854,568

	IT Services – 0.7%

98,100	Automatic Data Processing, Inc.				4,505,733
53,300	BearingPoint Inc., (1)				215,865
87,200	Electronic Data Systems Corporation				1,904,448
9,876	Fair Isaac Corporation				356,622
26,178	Fidelity National Information Services				1,161,518

	Total IT Services				8,144,186

	Leisure Equipment & Products – 0.3%

85,100	Mattel, Inc.				1,996,446
34,500	Polaris Industries Inc.				1,504,890

	Total Leisure Equipment & Products				3,501,336

	Machinery – 1.7%

105,200	Caterpillar Inc.				8,250,836
52,750	Graco Inc.				2,063,053
23,730	Joy Global Inc.				1,206,908
76,400	SPX Corporation				7,071,584
67,000	Timken Company				2,489,050

	Total Machinery				21,081,431

	Marine – 0.0%

20,735	Eagle Bulk Shipping Inc.				533,719

	Media – 2.3%

19,550	Catalina Marketing Corporation, (1)				633,225
18,600	CBS Corporation, Class B				585,900
118,281	Citadel Broadcasting Corporation				492,049
71,700	Clear Channel Communications, Inc.				2,684,448
12,600	Dow Jones & Company, Inc.				752,220
51,300	Entrcom Communications Corporation				991,629
10,982	Idearc Inc.				345,604
8,687	Live Nation Inc., (1)				184,599
144,450	News Corporation, Class A				3,176,456
56,950	Omnicom Group Inc.				2,738,726
234,500	Regal Entertainment Group, Class A				5,147,275
308,859	Sirius Satellite Radio Inc., (1)				1,077,918
23,800	Time Warner Inc.				436,968
46,400	Viacom Inc., Class B, (1)				1,808,208
144,300	Walt Disney Company				4,962,477
192,470	Westwood One, Inc.				529,293
162,325	XM Satellite Radio Holdings Inc., Class A, (1)				2,300,145

	Total Media				28,847,140

	Metals & Mining – 1.5%

52,210	Alcoa Inc.				2,042,455
140,000	Companhia Siderurgica Nacional S.A., Sponsored ADR				9,872,800
58,775	Southern Copper Corporation				7,278,108

	Total Metals & Mining				19,193,363

	Multiline Retail – 0.9%

12,800	Family Dollar Stores, Inc.				339,968
66,792	Federated Department Stores, Inc.				2,158,717
93,000	Nordstrom, Inc.				4,360,770
11,477	Sears Holding Corporation, (1)				1,459,874
46,400	Target Corporation				2,949,648

	Total Multiline Retail				11,268,977

	Multi-Utilities – 1.3%

181,250	Duke Energy Corporation				3,387,563
88,300	National Fuel Gas Company				4,133,323
95,800	ONEOK, Inc.				4,540,920
42,100	Public Service Enterprise Group Incorporated				3,704,379

	Total Multi-Utilities				15,766,185

	Oil, Gas & Consumable Fuels – 5.9%

183,650	Chevron Corporation				17,185,967
74,000	ConocoPhillips				6,494,980
491,421	Exxon Mobil Corporation				45,485,927
20,922	General Maritime Corporation				583,933
44,960	Norsk Hydro ASA				1,949,016
2,417	Occidental Petroleum Corporation				154,881
15,611	Royal Dutch Shell PLC, Class A				1,282,912
4,110	Tesoro Petroleum Corporation				189,142

	Total Oil, Gas & Consumable Fuels				73,326,758

	Paper & Forest Products – 0.0%

37,000	Bowater Incorporated				552,040

	Pharmaceuticals – 7.3%

152,900	Abbott Laboratories				8,198,498
406,450	Bristol-Myers Squibb Company				11,713,889
108,800	Celgene Corporation, (1)				7,758,528
24,800	CV Therapeutics Inc., (1)				222,704
92,538	Eli Lilly and Company				5,268,188
49,700	GlaxoSmithKline PLC, ADR				2,644,040
119,950	Johnson & Johnson				7,880,715
381,350	Merck & Co. Inc.				19,711,982
698,250	Pfizer Inc.				17,058,248
124,850	Schering-Plough Corporation				3,949,006
139,850	Wyeth				6,230,318

	Total Pharmaceuticals				90,636,116

	Real Estate – 1.1%

4,742	Deerfield Triarc Capital Corporation				42,915
56,800	First Industrial Realty Trust, Inc.				2,207,816
59,500	Health Care REIT, Inc.				2,632,280
86,441	Hospitality Properties Trust				3,513,827
18,978	Host Hotels & Resorts Inc.				425,866
149,200	HRPT Properties Trust				1,475,588
112,500	Nationwide Health Properties, Inc.				3,389,625
4,210	Newcastle Investment Corporation				74,180
5,793	RAIT Investment Trust				47,676

	Total Real Estate				13,809,773

	Road & Rail – 0.2%

15,000	Union Pacific Corporation				1,695,900

	Semiconductors & Equipment – 4.8%

84,500	Advanced Micro Devices, Inc., (1)				1,115,400
67,374	Altera Corporation				1,622,366
110,003	Analog Devices, Inc.				3,977,708
253,400	Applied Materials, Inc.				5,245,380
131,882	Broadcom Corporation, Class A, (1)				4,805,780
955,665	Intel Corporation				24,713,497
26,000	Intersil Holding Corporation, Class A				869,180
5,607	KLA-Tencor Corporation				312,758
55,742	Linear Technology Corporation				1,950,413
87,187	Marvell Technology Group Ltd., (1)				1,427,251
123,350	National Semiconductor Corporation				3,345,252
213,250	Texas Instruments Incorporated				7,802,818
111,960	Xilinx, Inc.				2,926,634

	Total Semiconductors & Equipment				60,114,437

	Software – 6.3%

82,841	Activision Inc., (1)				1,788,537
162,764	Adobe Systems Incorporated, (1)				7,106,276
36,736	Akamai Technologies, Inc., (1)				1,055,425
68,043	Autodesk, Inc., (1)				3,400,109
22,611	CNET Networks, Inc., (1)				168,452
1,396,735	Microsoft Corporation				41,147,812
44,240	NAVTEQ Corporation, (1)				3,449,393
671,102	Oracle Corporation, (1)				14,529,358
41,500	SAP AG, Sponsored ADR				2,434,805
88,788	VeriSign, Inc., (1)				2,995,707

	Total Software				78,075,874

	Specialty Retail – 1.9%

20,800	Abercrombie & Fitch Co., Class A				1,678,560
56,354	American Eagle Outfitters, Inc.				1,482,674
88,950	Best Buy Co., Inc.				4,093,479
13,700	Cabela’s Incorporated, (1)				324,005
69,800	CarMax, Inc., (1)				1,419,034
64,850	Gap, Inc.				1,195,834
191,284	Home Depot, Inc.				6,205,253
126,450	Limited Brands, Inc.				2,894,441
90,003	Lowe’s Companies, Inc.				2,521,884
147,655	Pier 1 Imports, Inc., (1)				698,408
106,640	Tuesday Morning Corporation				958,694

	Total Specialty Retail				23,472,266

	Thrifts & Mortgage Finance – 0.3%

188,076	New York Community Bancorp, Inc.				3,582,848

	Tobacco – 1.8%

221,400	Altria Group, Inc.				15,393,942
42,914	Loews Corp – Carolina Group				3,528,818
45,400	Reynolds American Inc.				2,886,986

	Total Tobacco				21,809,746

	Wireless Telecommunication Services – 0.6%

84,500	China Mobile Hong Kong Limited, Sponsored ADR				6,932,380

	Total Common Stocks (cost $882,090,104)				1,237,988,757

Principal
Amount (000)	Description	Coupon	Maturity		Value

	Short-Term Investments – 6.2%

$77,492	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $77,516,067, collateralized by $58,175,000 U.S. Treasury Bonds, 8.500%, due 2/15/20, value $79,045,281	3.750%	10/01/07		$77,491,851

	Total Short-Term Investments (cost $77,491,851)				77,491,851

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Put Options – 0.3%

365	NASDAQ 100 Index	$62,050,000	10/20/07	$1,700	$26,280
347	NASDAQ 100 Index	60,725,000	10/20/07	1,750	35,568
376	NASDAQ 100 Index	63,920,000	11/17/07	1,700	129,720
407	NASDAQ 100 Index	71,225,000	12/22/07	1,750	413,105
889	S&P 500 Index	120,015,000	10/20/07	1,350	97,790
867	S&P 500 Index	119,212,500	10/20/07	1,375	136,986
843	S&P 500 Index	111,697,500	11/17/07	1,325	332,985
768	S&P 500 Index	103,680,000	11/17/07	1,350	399,360
888	S&P 500 Index	122,100,000	11/17/07	1,375	603,840
869	S&P 500 Index	117,315,000	12/22/07	1,350	938,520
847	S&P 500 Index	116,462,500	12/22/07	1,375	1,122,275

7,466	Total Put Options (cost $15,496,575)	1,068,402,500			4,236,429

	Total Investments (cost $975,078,530) – 106.1%				1,319,717,037

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Call Options – (4.4)% (3)
(1,650)	Mini-NDX 100 Index	$(32,587,500)	10/20/07	$197.5	$(2,153,250)
(1,730)	Mini-NDX 100 Index	(34,600,000)	11/17/07	200.0	(2,283,600)
(2,985)	Mini-NDX 100 Index	(60,446,250)	11/17/07	202.5	(3,373,050)
(160)	NASDAQ 100 Index	(30,400,000)	10/20/07	1,900	(3,224,000)
(164)	NASDAQ 100 Index	(31,980,000)	10/20/07	1,950	(2,527,240)
(168)	NASDAQ 100 Index	(33,600,000)	10/20/07	2,000	(1,828,680)
(173)	NASDAQ 100 Index	(34,600,000)	11/17/07	2,000	(2,281,005)
(34)	NASDAQ 100 Index	(6,885,000)	11/17/07	2,025	(383,860)
(160)	NASDAQ 100 Index	(32,800,000)	12/22/07	2,050	(1,888,800)
(713)	S&P 500 Index	(103,385,000)	10/20/07	1,450	(6,106,845)
(1,155)	S&P 500 Index	(170,362,500)	10/20/07	1,475	(7,363,125)
(760)	S&P 500 Index	(114,000,000)	10/20/07	1,500	(3,309,800)
(703)	S&P 500 Index	(107,207,500)	10/20/07	1,525	(1,831,315)
(743)	S&P 500 Index	(109,592,500)	11/17/07	1,475	(5,769,395)
(1,144)	S&P 500 Index	(171,600,000)	11/17/07	1,500	(6,732,440)
(753)	S&P 500 Index	(114,832,500)	11/17/07	1,525	(3,158,835)

(13,195)	Total Call Options Written (premiums received $42,500,699)	(1,188,878,750)			(54,215,240)

	Other Assets Less Liabilities – (1.7)%				(22,018,428)

	Net Assets – 100%				$1,243,483,369

(1)	Non-income producing.

(2)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

(3)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on index option contracts, recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $975,078,718.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$369,358,354
Depreciation	(24,720,035)

Net unrealized appreciation (depreciation) of investments	$344,638,319

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Equity Premium Opportunity Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.